Information by operating segment (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 4,263	$ 3,697	$ 8,374	$ 6,944
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	3,288	2,836	6,442	5,317
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	767	691	1,503	1,288
Operating segments [member] | Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	149	131	317	264
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 59	$ 39	$ 112	$ 75